Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Fixed asset impairment		$ 0	$ 0	$ 0	$ 4,102,000
Decrease in depreciation expense		$ (645,000)	$ (1,709,000)	$ (5,658,000)	$ (4,611,000)
Increase in basic and diluted net loss per ordinary share (usd per share)		$ (0.52)	$ (1.42)	$ (2.76)	$ (2.88)
Change in fixed asset assumptions
Property, Plant and Equipment
Decrease in depreciation expense				$ 300,000
Increase in basic and diluted net loss per ordinary share (usd per share)				$ 0.01
Maximum
Property, Plant and Equipment
Fixed asset impairment			$ 10,000
Office equipment
Property, Plant and Equipment
Property, plant and equipment useful life				3 years
Lab equipment | Minimum
Property, Plant and Equipment
Property, plant and equipment useful life	5 years			5 years
Lab equipment | Maximum
Property, Plant and Equipment
Property, plant and equipment useful life	10 years			10 years
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment useful life				5 years